Intangible assets, net (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of detailed information about intangible assets
Intangible assets, net	$ 721	$ 747		$ 947	$ 100
Licences and software
Disclosure of detailed information about intangible assets
Intangible assets, net	$ 721	$ 747	$ 747	$ 947	$ 100	$ 0